Cover	9 Months Ended
Sep. 30, 2025
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	false
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2025
Entity Registrant Name	Nocera, Inc.
Entity Central Index Key	0001756180
Entity Tax Identification Number	16-1626611
Entity Incorporation, State or Country Code	NV
City Area Code	886-910-163-358
Local Phone Number	163-358
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	3F (Building B), No. 185, Sec. 1, Datong Rd.
Entity Address, Address Line Two	Xizhi Dist.
Entity Address, City or Town	New Taipei City
Entity Address, Country	TW
Entity Address, Postal Zip Code	221